FMI International Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 103.7%	Shares	Value
Bermuda - 2.1%
Miscellaneous Commercial Services - 2.1%
Genpact Ltd.	1,825,000	$80,318,250

Britain - 34.5%(a)
Beverages: Alcoholic - 2.3%
Diageo PLC	3,470,000	87,499,633
		$–
Beverages: Non-Alcoholic - 4.0%
Coca-Cola Europacific Partners PLC	1,650,000	152,988,000
		$–
Electrical Products - 3.0%
Smiths Group PLC	3,740,000	115,357,531
		$–
Electronics/Appliances - 2.6%
Howden Joinery Group PLC	8,370,000	98,426,866
		$–
Finance/Rental/Leasing - 4.3%
Ashtead Group PLC	2,545,000	163,200,350
		$–
Food: Specialty/Candy - 3.3%
Greggs PLC	4,700,000	123,934,281
		$–
Household/Personal Care - 4.6%
Unilever PLC	2,835,000	173,008,930
		$–
Internet Software/Services - 3.9%
Informa PLC	13,445,000	148,851,848
		$–
Major Banks - 2.3%
Lloyds Banking Group PLC	84,670,000	89,031,809
		$–
Trucks/Construction/Farm Machinery - 4.2%
Weir Group PLC	4,700,000	160,738,149
Total Britain		1,313,037,397

Curacao - 2.1%
Contract Drilling - 2.1%
Schlumberger NV	2,315,000	78,247,000

France - 12.2%
Aerospace & Defense - 1.4%
Safran SA	160,000	52,180,025
		$–
Miscellaneous Commercial Services - 2.3%
Edenred SE	2,865,000	88,988,629
		$–
Restaurants - 4.3%
Sodexo SA	2,645,000	162,790,887
		$–
Wholesale Distributors - 4.2%
Rexel SA	5,220,000	160,999,279
Total France		464,958,820

Germany - 6.0%
Industrial Machinery - 3.0%
Siemens AG	450,000	115,586,525
		$–
Medical/Nursing Services - 3.0%
Fresenius Medical Care AG	1,980,000	113,761,572
Total Germany		229,348,097

Hong Kong - 2.1%
Tools & Hardware - 2.1%
Techtronic Industries Co. Ltd.	7,360,000	81,210,080

Ireland - 6.2%
Airlines - 3.8%
Ryanair Holdings PLC - ADR	2,475,000	142,733,250
		$–
Miscellaneous Commercial Services - 2.4%
ICON PLC (b)	635,000	92,360,750
Total Ireland		235,094,000

Japan - 10.0%
Chemicals: Specialty - 3.6%
NOF Corp.	7,255,000	139,025,679
		$–
Computer Processing Hardware - 4.0%
Sony Group Corp.	5,900,000	153,401,925
		$–
Electronic Equipment/Instruments - 2.4%
Yokogawa Electric Corp.	3,355,000	89,625,004
Total Japan		382,052,608

Luxembourg - 3.5%
Discount Stores - 3.5%
B&M European Value Retail SA	35,305,000	131,490,044

Netherlands - 3.5%
Medical Specialties - 3.5%
Koninklijke Philips NV	5,610,000	134,709,658

Singapore - 2.2%
Major Banks - 2.2%
DBS Group Holdings Ltd.	2,320,000	81,900,830

Sweden - 2.3%
Trucks/Construction/Farm Machinery - 2.3%
Epiroc AB	4,010,000	87,257,013

Switzerland - 5.7%
Medical Distributors - 2.8%
DKSH Holding AG	1,350,000	105,007,839
		$–
Pharmaceuticals: Major - 2.9%
Roche Holding AG	340,000	110,982,762
Total Switzerland		215,990,601

United States - 11.3%
Other Consumer Services - 5.5%
Booking Holdings, Inc.	36,000	208,412,640
		$–
Wholesale Distributors - 5.8%
Ferguson Enterprises, Inc.	1,015,000	221,016,250
Total United States		429,428,890
TOTAL COMMON STOCKS (Cost $2,992,835,404)		3,945,043,288

SHORT-TERM INVESTMENTS - 1.0%		Value
Money Market Funds - 1.0%	Shares
First American Treasury Obligations Fund - Class X, 4.24% (c)	36,944,129	36,944,129
TOTAL SHORT-TERM INVESTMENTS (Cost $36,944,129)		36,944,129

TOTAL INVESTMENTS - 104.7% (Cost $3,029,779,533)		3,981,987,417
Money Market Deposit Account - 0.0% (d)(e)		330,419
Liabilities in Excess of Other Assets - (4.7)%		(178,106,979)
TOTAL NET ASSETS - 100.0%		$3,804,210,857
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.11%. This MMDA is held as collateral for certain forward currency contracts.

(e)	Represents less than 0.05% of net assets.

FMI International Fund
Schedule of Forward Currency Contracts
June 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNY Mellon Capital Markets LLC	07/18/2025	EUR	210,000,000	USD	240,871,050	$6,815,224
BNY Mellon Capital Markets LLC	07/18/2025	JPY	3,000,000,000	USD	21,292,603	(414,763)
BNY Mellon Capital Markets LLC	07/18/2025	USD	1,070,881,500	EUR	975,000,000	(79,090,488)
BNY Mellon Capital Markets LLC	07/18/2025	USD	362,169,051	JPY	53,000,000,000	(6,672,788)
J.P. Morgan Securities, Inc.	07/18/2025	CHF	65,000,000	USD	79,745,335	2,375,291
J.P. Morgan Securities, Inc.	07/18/2025	HKD	250,000,000	USD	32,266,986	(354,167)
J.P. Morgan Securities, Inc.	07/18/2025	SGD	20,000,000	USD	15,368,353	383,607
J.P. Morgan Securities, Inc.	07/18/2025	USD	281,463,611	CHF	245,000,000	(28,067,979)
J.P. Morgan Securities, Inc.	07/18/2025	USD	96,718,035	HKD	750,000,000	979,576
J.P. Morgan Securities, Inc.	07/18/2025	USD	86,884,255	SGD	115,000,000	(3,689,515)
State Street Bank & Trust Co.	07/18/2025	GBP	130,000,000	USD	174,441,410	4,018,641
State Street Bank & Trust Co.	07/18/2025	KRW	128,000,000,000	USD	88,520,055	6,438,742
State Street Bank & Trust Co.	07/18/2025	USD	1,325,386,500	GBP	1,025,000,000	(81,702,363)
State Street Bank & Trust Co.	07/18/2025	USD	88,559,864	KRW	128,000,000,000	(6,398,933)
State Street Bank & Trust Co.	07/18/2025	USD	76,231,133	SEK	750,000,000	(3,141,665)
Net Unrealized Appreciation (Depreciation)						$(188,521,580)

CHF - Swiss Franc
EUR - Euro
GBP - British Pound HKD - Hong Kong Dollar
JPY - Japanese Yen
KRW - South Korean Won
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

FMI International Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$976,076,140	$2,968,967,148	$–	$3,945,043,288
Money Market Funds	36,944,129	–	–	36,944,129
Total Investments	$1,013,020,269	$2,968,967,148	$–	$3,981,987,417

Other Financial Instruments:
Forwards*	$–	$21,011,081	$–	$21,011,081
Total Other Financial Instruments	$–	$21,011,081	$–	$21,011,081

Liabilities:
Other Financial Instruments:
Forwards*	$–	$(209,532,661)	$–	$(209,532,661)
Total Other Financial Instruments	$–	$(209,532,661)	$–	$(209,532,661)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of June 30, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.